Financial Instruments - Disclosure Of Derivative financial assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Derivative Financial Assets At Notional Amount Of Final Contract Fair Value [Line Items]
Up to 3 months	R$ 30,000	R$ 0
Between 3 months and 1 year	0	0
Asset	10,219	5,647
Liability	(10,152)	(5,647)
USD x CHL [Member] | Purchase Forward [Member]
Disclosure Of Derivative Financial Assets At Notional Amount Of Final Contract Fair Value [Line Items]
Up to 3 months	1,841	1,066,690
Between 3 months and 1 year	4	1,980,490
Asset	(3,907)	12,264
Liability	(14,059)	6,617
CHL x USD [Member] | Sales Forward [Member]
Disclosure Of Derivative Financial Assets At Notional Amount Of Final Contract Fair Value [Line Items]
Up to 3 months	(1,841)	(1,066,690)
Between 3 months and 1 year	(4)	(1,980,490)
Asset	14,059	(6,617)
Liability	3,907	R$ (12,264)
USD x BRL [Member] | Purchase Forward [Member]
Disclosure Of Derivative Financial Assets At Notional Amount Of Final Contract Fair Value [Line Items]
Up to 3 months	30,000
Between 3 months and 1 year	0
Asset	67
Liability	R$ 0